Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Estimated Useful Life
Leasehold improvements	Shorter of 2 years or the remaining lease term
Computer equipment	4 years
Furniture and fixtures	4 years
Motor Vehicles	5 years